Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Loss Before Provision for Income Taxes

Loss before provision for income taxes consisted of the following (in thousands):

	December 31,
	2022	2021	2020
United Kingdom	$(71,405)	$(61,182)	$(33,204)
Foreign	340	120	8
	$(71,065)	$(61,062)	$(33,196)

Summary of Income Tax Provision

The income tax provision for the years ended December 31, 2022, 2021 and 2020 is comprised of the following (in thousands):

	December 31,
	2022	2021	2020
Current expense:
United Kingdom	$—	$—	$—
Foreign	337	59	7
Total current expense:	337	59	7
Deferred expense (benefit):
United Kingdom	—	—	—
Foreign	(226)	(22)	(4)
Total deferred expense (benefit):	(226)	(22)	(4)
Total income tax expense:	$111	$37	$3

Schedule of Reconciliation of Income Tax Expense Computed at Statutory UK Income Taxes

A reconciliation of income tax expense computed at the statutory UK income tax rate to income taxes as reflected in the consolidated financial statements is as follows:

	Year Ended December 31,
	2022	2021	2020
Income taxes at UK statutory rate	19.00%	19.00%	19.00%
Return to provision	6.87%	—	—
R&D expenditure	(8.30)%	(6.67)%	(6.69)%
Change in valuation allowance	(23.58)%	(20.12)%	(13.12)%
Change in UK tax rate	5.66%	7.64%	—
Other	0.19%	(0.13)%	0.80%
	(0.16)%	(0.28)%	(0.01)%

Summary of Significant Component of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2022, 2021 and 2020 consist of the following (in thousands):

	December 31,
	2022	2021		2020
Deferred tax assets
Net operating loss carryforwards	$35,121	$17,742		$7,065
Depreciation	(7,989)	(1,311)		(983)
Non-cash share-based compensation	4,456	2,328		769
Other	2,143	329		241
Total deferred tax assets	$33,731	$19,088	$—	$7,092
Valuation allowance	(33,480)	$(19,062)		$(7,088)
Net deferred tax assets	$251	$26		$4

Summary of Changes in Valuation Allowance for Deferred Tax Assets

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2022, 2021 and 2020 related primarily to the increases in net operating loss carryforwards and research and development tax credit carryforwards were as follows (in thousands):

	December 31,
	2022	2021	2020
Valuation allowance at beginning of year	$19,062	$7,088	$2,391
Increases recorded to income tax provision	12,731	7,624	4,628
Exchange difference	(2,332)	(313)	69
Change in tax rate	4,019	4,663	—
Valuation allowance at end of year	$33,480	$19,062	$7,088